Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

								Value of Initial Fixed $100 Investment Based On:

	SCT Total Compensation for PEO 1(1)	Compensation Actually Paid to PEO(2)	SCT Total Compensation for PEO 2 (1)		Compensation Actually Paid to PEO 2(2)	Average SCT Total Compensation for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non- PEO NEOs(2)	Company’s Cumulative TSR(4)	Peer Index Cumulative TSR(5)	Net Income(6)	Adjusted EBITDA(7)

2025	$5,188,235	$3,872,475	$1,516,612		$(651,434)	$3,263,997	$2,749,776	$55	$158	$132,073,000	$449,107,000
2024	$—	$—	$7,655,784	$11,649,561	$11,649,561	$3,102,042	$3,028,744	$61	$153	$546,000	$443,151,000
2023	$—	$—	$29,075,616		$20,082,673	$4,737,996	$1,136,383	$53	$113	($46,782,000)	$351,793,000
2022	$—	$—	$6,805,461		$3,099,419	$2,095,160	$1,175,506	$102	$79	$43,173,000	$498,806,000
2021	$—	$—	$14,837,267		$20,206,196	$4,097,377	$5,382,806	$125	$120	$9,536,000	$350,067,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported represent the amounts reported in the “Total” column of the Summary Compensation Table in each applicable year for our current CEO, Daniel Rivera ("PEO 1"), and our Non-Executive Chair and former CEO, Jonathan Fitzpatrick (“PEO 2”). The dollar amounts reported represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are (i) for 2025, Michael Diamond, Scott O'Melia, and Muhammad Khalid; (ii) for 2024, Michael Diamond, Daniel Rivera, Scott O'Melia, Gary Ferrera, and Michael Beland; (iii) for 2023, Gary Ferrera, Tiffany Mason, Daniel Rivera, Michael Macaluso, and Scott O’Melia; and (iv) for 2022 and 2021, Tiffany Mason, Daniel Rivera, Michael Macaluso, and Scott O’Melia.
Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: S&P Retailing Industry Group Index.
Adjustment To PEO Compensation, Footnote
(2)The dollar amounts reported represent the amount of “compensation actually paid” to PEO 1 and PEO 2, as applicable and the average “compensation actually paid” to our NEOs as a group, excluding the PEOs (the “Non-PEO NEOs”), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to 2025 total compensation to determine the 2025 compensation actually paid, with amounts for Non-PEO NEOs reflected as the average amounts for 2025 Non-PEO NEOs as a group:

2025 Compensation Actually Paid to PEOs and Average Compensation Actually Paid to Non-PEO NEOs"	PEO 1	PEO 2	Non-PEO NEOs

Summary Compensation Table Total	$5,188,235	$1,516,612	$3,263,997
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($4,421,299)	$(205,565)	$(2,523,570)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$3,769,981	$172,312	$2,266,229
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(25,131)	$(87,413)	$(124,672)
Plus (less), change in fair value from prior fiscal year-end to vesting date of equity awards granted in prior years that vested in the year	$(639,311)	$(2,047,380)	$(132,208)
Less, prior year-end fair value for any equity awards forfeited in the year	$—	$—	$—
2025 Compensation Actually Paid to PEOs and Average Compensation Actually Paid to Non-PEO NEOs	$3,872,475	$(651,434)	$2,749,776

Non-PEO NEO Average Total Compensation Amount	$ 3,263,997	$ 3,102,042	$ 4,737,996	$ 2,095,160	$ 4,097,377
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,749,776	3,028,744	1,136,383	1,175,506	5,382,806
Adjustment to Non-PEO NEO Compensation Footnote
(2)The dollar amounts reported represent the amount of “compensation actually paid” to PEO 1 and PEO 2, as applicable and the average “compensation actually paid” to our NEOs as a group, excluding the PEOs (the “Non-PEO NEOs”), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to 2025 total compensation to determine the 2025 compensation actually paid, with amounts for Non-PEO NEOs reflected as the average amounts for 2025 Non-PEO NEOs as a group:

2025 Compensation Actually Paid to PEOs and Average Compensation Actually Paid to Non-PEO NEOs"	PEO 1	PEO 2	Non-PEO NEOs

Summary Compensation Table Total	$5,188,235	$1,516,612	$3,263,997
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($4,421,299)	$(205,565)	$(2,523,570)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$3,769,981	$172,312	$2,266,229
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(25,131)	$(87,413)	$(124,672)
Plus (less), change in fair value from prior fiscal year-end to vesting date of equity awards granted in prior years that vested in the year	$(639,311)	$(2,047,380)	$(132,208)
Less, prior year-end fair value for any equity awards forfeited in the year	$—	$—	$—
2025 Compensation Actually Paid to PEOs and Average Compensation Actually Paid to Non-PEO NEOs	$3,872,475	$(651,434)	$2,749,776

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•Adjusted EBITDA
•Relative TSR
•Revenue
	•Same Store Sales
Total Shareholder Return Amount	$ 55	61	53	102	125
Peer Group Total Shareholder Return Amount	158	153	113	79	120
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 132,073,000	$ 546,000	$ (46,782,000)	$ 43,173,000	$ 9,536,000
Company Selected Measure Amount	449,107,000	443,151,000	351,793,000	498,806,000	350,067,000
Additional 402(v) Disclosure	Cumulative TSR is calculated by assuming that $100 was invested on January 15, 2021, in each of our Common Stock and the S&P Retailing Industry Group Index and that any dividends were reinvested.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is our earnings before interest expense, net, income tax expense, and depreciation and amortization, with further adjustments for acquisition-related costs, equity compensation, loss on debt extinguishment and certain non-recurring, non-core, infrequent or unusual charges. For more information regarding Adjusted EBITDA, including a reconciliation of it to the nearest GAAP metric, see Exhibit A.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Same Store Sales
Daniel Rivera [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,188,235
PEO Actually Paid Compensation Amount	$ 3,872,475
PEO Name	Daniel Rivera
Jonathan Fitzpatrick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,516,612	$ 7,655,784	$ 29,075,616	$ 6,805,461	$ 14,837,267
PEO Actually Paid Compensation Amount	$ (651,434)	$ 11,649,561	$ 20,082,673	$ 3,099,419	$ 20,206,196
PEO Name	Jonathan Fitzpatrick	Jonathan Fitzpatrick	Jonathan Fitzpatrick	Jonathan Fitzpatrick	Jonathan Fitzpatrick
PEO | Daniel Rivera [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,421,299)
PEO | Daniel Rivera [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,769,981
PEO | Daniel Rivera [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,131)
PEO | Daniel Rivera [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(639,311)
PEO | Daniel Rivera [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jonathan Fitzpatrick [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(205,565)
PEO | Jonathan Fitzpatrick [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,312
PEO | Jonathan Fitzpatrick [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,413)
PEO | Jonathan Fitzpatrick [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,047,380)
PEO | Jonathan Fitzpatrick [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,523,570)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,266,229
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,672)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,208)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0